BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2013
BANK BORROWINGS [Abstract]
Schedule of Bank Borrowings

Short-term and long-term loans consist of the following:

	December 31,
	2012	2013
	RMB	RMB	US$
Short-term	365,274	720,689	119,049
Long-term, current portion	-	6,000	991
	365,274	726,689	120,040
Long-term, non-current portion	-	33,000	5,451
	365,274	759,689	125,491

Schedule of Maturities of Long-Term Debt

The Group's long-term loan was a RMB-denominated loan obtained from Shanghai Pudong Development Bank for funding of store construction of Yizhong. The long-term loan has an interest rate of 6.56% per annum and is repayable as follows:

	December 31, 2013
	RMB	US$

2014	6,000	991
2015	7,000	1,156
2016	10,000	1,652
2017	10,000	1,652
2018	6,000	991

Schedule of Short and Long-Term Loans

The amounts of guaranteed, guaranteed and secured, and unsecured short-term and long-term loans as of December 31, 2012 and 2013 were as follows:

	December 31,
	2012	2013
	RMB	RMB	US$

Guaranteed	271,782	442,255	73,055
Guaranteed and secured	76,450	316,504	52,282
Unsecured	17,042	930	154

Total	365,274	759,689	125,491

Schedule of Guaranteed Loans by Party

Guaranteed loans as of December 31, 2012 and 2013 were guaranteed by the following parties:

	December 31,
	2012	2013
	RMB	RMB	US$

Mr. Guo, Donglv Liang and Lentuo Electromechanical (collectively, the "Loan Guarantors")*	50,000	159,000	26,265
Lentuo Electromechanical*	98,682	72,381	11,956
Mr. Guo*	40,000	3,000	496
Tianjin Haowu Mechanical & Electrical Car Trade Co., Ltd. ("Haowu")**	30,000	-	-
Tianjin Haoxin Credit Guarantee Co., Ltd. ("Haoxin")**	23,000	30,000	4,956
Taizhou Hengtai Automobile Service Co., Ltd.	20,000	-	-
ITOCHU***	-	150,000	24,778
Others	10,100	27,874	4,604

Total	271,782	442,555	73,055

*            Mr Guo is a shareholder of the Group, Donglv Liang is a relative of Mr. Guo and Lentuo Electromechanical is a company controlled by Mr. Guo.

**     Haowu is the holding company of the noncontrolling interests in Ruitai. Haoxin's controlling shareholder is also the controlling shareholder of Haowu.

***ITOCHU is the noncontrolling interests in Aotong.